Schedule II- Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II- Valuation And Qualifying Accounts [Abstract]
Schedule II- Valuation And Qualifying Accounts

eMAGIN CORPORATION

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Beginning	Charged to Cost		Ending
Year Ended	Balance	and Expenses	Deductions	Balance

2011
Allowance for doubtful accounts	$374	$(98)	$(8)	$268
Inventory reserves	55	22	(70)	6
Warranty reserves	169	234	(122)	281

2010
Allowance for doubtful accounts	584	(200)	(10)	374
Inventory reserves	117	(62)	—	55
Warranty reserves	831	(506)	(156)	169

2009
Allowance for doubtful accounts	857	105	(378)	584
Inventory reserves	20	97	—	117
Warranty reserves	738	254	(161)	831